ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 9: ACCRUED EXPENSES

Accrued expenses consisted of the following:

	September 30, 2012	December 31, 2011
Accrued expenses	$1,744,555	$201,113
Accrued bonus payable	135,239	153,830
Accrued payroll tax liabilities	7,951	87,386
Accrued interest	599	-
	$1,888,344	$442,329